ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 8:       ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2012	2013

Government authorities	$1,668	$3,084
Accrued royalties to the OCS (Note 9a)	596	269
Accrued contract costs	563	37
Accrued expenses	4,691	4,281

	$7,518	$7,671